JPMorgan SmartRetirement Blend 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited)

Investments	Shares	Value ($)
INVESTMENT COMPANIES — 56.9%
Fixed Income — 10.0%
JPMorgan Core Bond Fund Class R6 Shares (a)	889,931	11,061,848
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	2,514,316	22,125,980
JPMorgan Corporate Bond Fund Class R6 Shares (a)	702,303	7,563,803
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	181,461	1,411,768
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	170,296	1,318,090
JPMorgan High Yield Fund Class R6 Shares (a)	3,555,130	24,210,438
JPMorgan Managed Income Fund Class L Shares (a)	691,863	6,953,221

Total Fixed Income		74,645,148

International Equity — 9.3%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	3,934,965	69,019,290

U.S. Equity — 37.6%
JPMorgan Equity Index Fund Class R6 Shares (a)	5,498,738	280,930,542

TOTAL INVESTMENT COMPANIES (Cost $371,749,987)		424,594,980

EXCHANGE-TRADED FUNDS — 37.9%
Alternative Assets — 4.6%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	476,738	34,301,299

Fixed Income — 0.4%
JPMorgan U.S. Aggregate Bond ETF (a)	97,124	2,714,616

International Equity — 25.6%
JPMorgan BetaBuilders International Equity ETF (a)	3,972,182	191,538,616

U.S. Equity — 7.3%
iShares Russell 2000 ETF	138,828	20,795,046
iShares Russell Mid-Cap ETF	592,801	34,014,922

Total U.S. Equity		54,809,968

TOTAL EXCHANGE-TRADED FUNDS (Cost $277,760,392)		283,364,499

	Principal Amount ($)
U.S. TREASURY OBLIGATIONS — 1.2%
U.S. Treasury Notes 2.50%, 1/31/2021 (b) (Cost $8,845,980)	8,806,000	8,874,109

	Shares
SHORT-TERM INVESTMENTS — 4.6%
INVESTMENT COMPANIES — 4.6%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.06% (a) (c) (Cost $34,518,248)	34,518,248	34,518,248

Total Investments — 100.6% (Cost $692,874,607)		751,351,836
Liabilities in Excess of Other Assets — (0.6)%		(4,808,078)

Net Assets — 100.0%		746,543,758

Percentages indicated are based on net assets.

Abbreviations

ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of September 30, 2020.

Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as the respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

JPMorgan SmartRetirement Blend 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Futures contracts outstanding as of September 30, 2020:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	133	12/2020	EUR	4,961,879	(200,766)
MSCI EAFE E-Mini Index	115	12/2020	USD	10,655,900	(289,631)
MSCI Emerging Markets E-Mini Index	171	12/2020	USD	9,304,965	(82,223)
Russell 2000 E-Mini Index	183	12/2020	USD	13,773,495	145,508
S&P 500 E-Mini Index	144	12/2020	USD	24,116,400	187,338
S&P Midcap 400 E-Mini Index	42	12/2020	USD	7,792,260	26,060
U.S. Treasury 10 Year Note	155	12/2020	USD	21,622,500	53,760

					(159,954)

Short Contracts
Euro-Bund	(86)	12/2020	EUR	(17,593,949)	(82,010)
FTSE 100 Index	(81)	12/2020	GBP	(6,092,897)	171,922

					89,912

					(70,042)

Abbreviations

EAFE	Europe, Australasia and Far East
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan SmartRetirement Blend 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$283,364,499	$—	$—	$283,364,499
Investment Companies	424,594,980	—	—	424,594,980
U.S. Treasury Obligations	—	8,874,109	—	8,874,109
Short-Term Investments
Investment Companies	34,518,248	—	—	34,518,248

Total Investments in Securities	$742,477,727	$8,874,109	$—	$751,351,836

Appreciation in Other Financial Instruments
Futures Contracts	$584,588	$—	$—	$584,588

Depreciation in Other Financial Instruments
Futures Contracts	$(654,630)	$—	$—	$(654,630)

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and ETFs which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended September 30, 2020
Security Description	Value at June 30, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2020	Shares at September 30, 2020	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders International Equity ETF (a)	$168,518,821	$15,692,749	$—	$—	$7,327,046	$191,538,616	3,972,182	$962,748	$—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	30,349,132	3,814,168	—	—	137,999	34,301,299	476,738	264,642	—
JPMorgan Core Bond Fund Class R6 Shares (a)	9,716,120	1,310,614	—	—	35,114	11,061,848	889,931	63,119	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	22,894,948	150,152	1,131,592	26,167	186,305	22,125,980	2,514,316	150,152	—
JPMorgan Corporate Bond Fund Class R6 Shares (a)	6,241,907	1,285,809	—	—	36,087	7,563,803	702,303	46,382	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	1,370,374	12,749	—	—	28,645	1,411,768	181,461	12,749	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	59,816,959	3,359,951	—	—	5,842,380	69,019,290	3,934,965	—	—
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	1,290,418	10,909	—	—	16,763	1,318,090	170,296	10,909	—
JPMorgan Equity Index Fund Class R6 Shares (a)	248,886,321	11,828,926	—	—	20,215,295	280,930,542	5,498,738	1,789,083	—
JPMorgan High Yield Fund Class R6 Shares (a)	14,016,831	9,796,651	—	—	396,956	24,210,438	3,555,130	229,017	—
JPMorgan Managed Income Fund Class L Shares (a)	346,572	6,606,653	—	—	(4)	6,953,221	691,863	13,400	—
JPMorgan U.S. Aggregate Bond ETF (a)	2,717,529	—	—	—	(2,913)	2,714,616	97,124	11,352	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.06% (a) (b)	27,278,350	75,755,914	68,516,016	—	—	34,518,248	34,518,248	5,993	—

Total	$593,444,282	$129,625,245	$69,647,608	$26,167	$34,219,673	$687,667,759		$3,559,546	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2020.